Statements Of Changes In Trust Capital - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trust capital, Beginning	$ 208,845,956	$ 240,589,206	$ 288,237,729
Subscriptions	27,650,352	6,709,837	2,471,290
Redemptions	(34,815,738)	(44,390,927)	(82,020,125)
Addt'l units allocated
Net income after profit share to Managing Owner	20,932,576	5,709,484	31,780,714
Managing Owner's profit share	551,582	228,356	119,598
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending	223,164,728	208,845,956	240,589,206
Series 1 Unitholders [Member]
Trust capital, Beginning	$ 180,146,458	$ 213,611,159	$ 257,057,401
Trust capital, units, Beginning	164,988.926	199,292.051	269,666.902
Subscriptions	$ 22,162,866	$ 4,012,715	$ 1,603,650
Subscriptions, units	17,959.432	3,741.139	1,573.989
Redemptions	$ (29,744,512)	$ (41,449,373)	$ (71,899,612)
Redemptions, units	(24,785.236)	(38,398.137)	(72,423.402)
Addt'l units allocated
Addt'l units allocated, units	336.438	353.873	474.562
Net income after profit share to Managing Owner	$ 17,018,356	$ 3,971,957	$ 26,849,720
Managing Owner's profit share
Managing Ownder's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending	$ 189,583,168	$ 180,146,458	$ 213,611,159
Trust capital, units, Ending	158,499.560	164,988.926	199,292.051
Series 2 Unitholders [Member]
Trust capital, Beginning	$ 53,412	$ 50,872	$ 156,016
Trust capital, units, Beginning	39.121	39.121	139.796
Subscriptions	$ 10,000
Subscriptions, units	6.799
Redemptions	$ (57,537)		$ (118,925)
Redemptions, units	(39.121)		(100.675)
Addt'l units allocated
Addt'l units allocated, units
Net income after profit share to Managing Owner	$ 4,475	$ 2,540	$ 13,781
Managing Owner's profit share
Managing Ownder's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending	$ 10,350	$ 53,412	$ 50,872
Trust capital, units, Ending	6.799	39.121	39.121
Series 3 Unitholders [Member]
Trust capital, Beginning	$ 19,275,026	$ 18,216,525	$ 21,885,706
Trust capital, units, Beginning	13,929.871	13,848.201	19,432.989
Subscriptions	$ 4,987,067	$ 2,126,191	$ 387,750
Subscriptions, units	3,290.144	1,580.234	323.377
Redemptions	$ (2,560,874)	$ (2,017,003)	$ (7,176,774)
Redemptions, units	(1,688.316)	(1,498.564)	(5,908.165)
Addt'l units allocated
Addt'l units allocated, units
Net income after profit share to Managing Owner	$ 2,298,143	$ 949,313	$ 3,119,843
Managing Owner's profit share
Managing Ownder's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending	$ 23,999,362	$ 19,275,026	$ 18,216,525
Trust capital, units, Ending	15,531.699	13,929.871	13,848.201
Series 4 Unitholders [Member]
Trust capital, Beginning	$ 4,002,335	$ 3,213,861	$ 2,305,510
Trust capital, units, Beginning	2,541.689	2,216.197	1,906.624
Subscriptions	$ 490,419	$ 570,931	$ 479,890
Subscriptions, units	287.045	387.872	392.910
Redemptions		$ (95,868)	$ (105,216)
Redemptions, units		(62.380)	(83.337)
Addt'l units allocated
Addt'l units allocated, units
Net income after profit share to Managing Owner	$ 709,240	$ 313,411	$ 533,677
Managing Owner's profit share
Managing Ownder's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending	$ 5,201,994	$ 4,002,335	$ 3,213,861
Trust capital, units, Ending	2,828.734	2,541.689	2,216.197
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning
Subscriptions
Subscriptions, units
Redemptions
Redemptions, units
Addt'l units allocated
Addt'l units allocated, units	1.004	0.282
Net income after profit share to Managing Owner	$ 1,233	$ 327
Managing Owner's profit share	$ 551,582	$ 228,356	$ 119,598
Managing Ownder's profit share, units	462.177	209.161	113.995
Transfer Of New Profit Memo Account To Managing Owner	$ (552,815)	$ (228,683)	$ (119,598)
Transfer Of New Profit Memo Account To Managing Owner, units	(463.181)	(209.443)	(113.995)
Trust capital, Ending
Trust capital, units, Ending
Managing Owner [Member]
Trust capital, Beginning	$ 5,368,725	$ 5,496,789	$ 6,833,096
Trust capital, units, Beginning	4,917.000	5,128.014	7,168.282
Subscriptions
Subscriptions, units
Redemptions	$ (2,452,815)	$ (828,683)	$ (2,719,598)
Redemptions, units	(2,051.664)	(758.959)	(2,590.292)
Addt'l units allocated
Addt'l units allocated, units	324.871	338.502	436.029
Net income after profit share to Managing Owner	$ 901,129	$ 471,936	$ 1,263,693
Managing Owner's profit share
Managing Ownder's profit share, units
Transfer Of New Profit Memo Account To Managing Owner	$ 552,815	$ 228,683	$ 119,598
Transfer Of New Profit Memo Account To Managing Owner, units	463.181	209.443	113.995
Trust capital, Ending	$ 4,369,854	$ 5,368,725	$ 5,496,789
Trust capital, units, Ending	3,653.388	4,917.000	5,128.014